Derivative Instruments and Hedging Activities (Details) - Schedule of Trading Gains (Losses) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	$ (164,882)	$ 518,499	$ 196,489
Future [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	(164,882)	518,499	209,238
Future [Member] | Agriculture Derivative [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	(177,298)	(42,004)	441,400
Future [Member] | Foreign Exchange Contract [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	(480,313)	790,640	(221,046)
Future [Member] | Energy Related Derivative [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	687,431	126,535	(430,320)
Future [Member] | Credit Risk Contract [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	(226,266)	(566,210)	394,694
Future [Member] | Interest Rate Contract [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	16,128	188,370	(204,765)
Future [Member] | Metal Derivatives [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	$ 15,436	$ 21,168	$ 229,275